Schedule of banks consolidated financial statements (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Of Value Added
Interest and similar income	R$ 128,282,707	R$ 115,225,118	R$ 77,987,308
Net fee and commission income	15,639,965	14,875,880	15,273,301
Impairment losses on financial assets (net)	(28,008,086)	(24,828,749)	(17,112,734)
Other income and expense	5,260,422	2,174,855	(3,843,999)
Interest expense and similar charges	(81,398,673)	(67,721,941)	(28,885,478)
Third-party input	(8,677,366)	(8,207,227)	(8,078,399)
Materials, energy and others	(896,232)	(895,734)	(713,400)
Third-party services	(6,329,546)	(6,317,067)	(6,231,129)
Impairment of assets	(250,173)	(161,434)	(165,799)
Other	(1,201,415)	(832,992)	(968,071)
Gross added value	31,098,969	31,517,936	35,339,999
Retention
Depreciation and amortization	(2,740,950)	(2,585,502)	(2,433,921)
Added value produced	28,358,019	28,932,434	32,906,078
Investments in affiliates and subsidiaries	239,236	199,179	144,184
Added value to distribute	28,597,255	29,131,613	33,050,262
Added value distribution
Employee	R$ 9,567,687	R$ 9,894,413	R$ 8,045,893
Employee Percent	33.50%	34.00%	24.30%
Compensation	R$ 6,804,098	R$ 6,351,116	R$ 5,929,439
Benefits	1,843,988	1,737,282	1,593,386
Government severance indemnity funds for employees - FGTS	549,538	2,221	431,249
Other	370,063	1,803,794	91,819
Taxes	R$ 9,382,381	R$ 4,749,350	R$ 9,269,368
Taxes Percent	32.80%	16.30%	28.00%
Federal	R$ 9,375,150	R$ 4,625,498	R$ 8,332,994
State		123,852	813
Municipal	7,231		935,561
Compensation of third-party capital - rental	R$ 148,375	R$ 148,375	R$ 175,677
Compensation of third party capital rental percent	0.50%	0.50%	0.50%
Remuneration of interest on capital	R$ 9,498,812	R$ 14,339,475	R$ 15,559,324
Remuneration of interest on capital percent	33.20%	49.20%	47.20%
Dividends and interest on capital	R$ 6,200,000	R$ 8,100,000	R$ 9,649,000
Profit Reinvestment	3,249,313	6,187,093	5,879,052
Profit (loss) attributable to non-controlling interests	49,499	52,382	31,272
Total	R$ 28,597,255	R$ 29,131,613	R$ 33,050,262
Total percentage	100.00%	100.00%	100.00%